Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Assumptions used Percentage	The assumptions used are as follows:
For the Years Ended December 31	2024	2023
Discount rate (post-tax)	17.4%	12.83%
Terminal growth rate	2%	2%